Investment Objectives and Goals	Sep. 09, 2026
Lone Peak SMID Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – LONE PEAK SMID VALUE ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Lone Peak SMID Value ETF (the “Fund”) is to provide long-term capital appreciation.
Lone Peak International Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – LONE PEAK INTERNATIONAL VALUE ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Lone Peak International Value ETF (the “Fund”) is to provide long-term capital appreciation.